Expense Example - FidelitySustainableCorePlusBondFund-AMCIZPRO - FidelitySustainableCorePlusBondFund-AMCIZPRO - Fidelity Sustainable Core Plus Bond Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C
Expense Example:
1 year	$ 244
3 years	446
5 years	771
10 years	1,492
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A
Expense Example:
1 year	467
3 years	609
5 years	764
10 years	1,213
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	500
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	530
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M
Expense Example:
1 year	467
3 years	609
5 years	764
10 years	$ 1,213